Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 09, 2024 USD ($) shares $ / shares	Mar. 05, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The HCMCC does not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information, except as set forth below in 2024. The HCMCC does not take material nonpublic information into account when determining the timing and terms of equity awards. Stock options may be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. We also do not time the release of material nonpublic information based on equity award grant dates.
We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the third business day following the submission of our Form 10-K; awards to members of our Board are generally made in June on the date of the Company's annual meeting; and awards to new hires are typically made to eligible employees within one month of hire.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the Company’s NEOs in 2024 during the period from four business days before to one business day after the filing of the Company’s Current Reports on Form 8-K on March 6, 2024 and April 9, 2024. The Company did not grant any stock options to NEOs of the Company in 2024 during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing the Company's Annual Report on Form 10-K.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Bassil I. Dahiyat, Ph.D.	3/5/2024	327,225	22.85	4,403,489	4.1%
John R. Desjarlais, Ph.D.	3/5/2024	124,346	22.85	1,543,452	4.1%
Celia E. Eckert	3/5/2024	78,534	22.85	974,808	4.1%
Nancy K. Valente, M.D.	3/5/2024	117,801	22.85	1,462,211	4.1%
Bart Jan Cornelissen	4/9/2024	190,194	21.55	2,263,916	(5.7)%

Award Timing Method
We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the third business day following the submission of our Form 10-K; awards to members of our Board are generally made in June on the date of the Company's annual meeting; and awards to new hires are typically made to eligible employees within one month of hire.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The HCMCC does not take material nonpublic information into account when determining the timing and terms of equity awards. Stock options may be awarded on an off-cycle basis, including to new hires.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Bassil I. Dahiyat, Ph.D.	3/5/2024	327,225	22.85	4,403,489	4.1%
John R. Desjarlais, Ph.D.	3/5/2024	124,346	22.85	1,543,452	4.1%
Celia E. Eckert	3/5/2024	78,534	22.85	974,808	4.1%
Nancy K. Valente, M.D.	3/5/2024	117,801	22.85	1,462,211	4.1%
Bart Jan Cornelissen	4/9/2024	190,194	21.55	2,263,916	(5.7)%

Dahiyat [Member]
Awards Close in Time to MNPI Disclosures
Name			Bassil I. Dahiyat, Ph.D.
Underlying Securities | shares			327,225
Exercise Price | $ / shares			$ 22.85
Fair Value as of Grant Date | $			$ 4,403,489
Underlying Security Market Price Change			0.041
Desjarlais [Member]
Awards Close in Time to MNPI Disclosures
Name			John R. Desjarlais, Ph.D.
Underlying Securities | shares			124,346
Exercise Price | $ / shares			$ 22.85
Fair Value as of Grant Date | $			$ 1,543,452
Underlying Security Market Price Change			0.041
Eckert [Member]
Awards Close in Time to MNPI Disclosures
Name			Celia E. Eckert
Underlying Securities | shares			78,534
Exercise Price | $ / shares			$ 22.85
Fair Value as of Grant Date | $			$ 974,808
Underlying Security Market Price Change			0.041
Valente [Member]
Awards Close in Time to MNPI Disclosures
Name			Nancy K. Valente, M.D.
Underlying Securities | shares			117,801
Exercise Price | $ / shares			$ 22.85
Fair Value as of Grant Date | $			$ 1,462,211
Underlying Security Market Price Change			0.041
Cornelissen [Member]
Awards Close in Time to MNPI Disclosures
Name		Bart Jan Cornelissen
Underlying Securities | shares		190,194
Exercise Price | $ / shares		$ 21.55
Fair Value as of Grant Date | $		$ 2,263,916
Underlying Security Market Price Change		(0.057)